Income Taxes (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Non-current deferred tax assets (liabilities), net:
Tax benefit of net operating loss carryforwards	$ 1,027,000	$ 962,000
Less valuation allowance	(1,027,000)	(962,000)
Net deferred tax asset